UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Sandler
Title:  Managing Director
Phone:  212-754-8100


Signature, Place and Date of Signing:


 /s/ Andrew Sandler                New York, New York              2/14/03
-------------------              ----------------------            -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:  $360,154
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.                 Form 13F File Number               Name
            ---                 --------------------               ----
            1.                      28-2461                     John Kornreich

            2.                      28-4506                     Michael Marocco

            3.                      28-4508                     Andrew Sandler

            4.                      28-1951                     Harvey Sandler

                          FORM 13F INFORMATION TABLE
                          Sandler Capital Management
                               December 31, 2002


                                                    FORM 13F INFORMATION TABLE

                                                                   VALUE  SHARES/  SH/   PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS     CUSIP    x($1000) PRN AMT  PRN   CALL  DISCRETN  MGRS    SOLE  SHARED NONE
--------------                       --------------     -----    -------- -------  ---   ----  --------  ----    ----  ------ ----
ALLIED CAPITAL CORP COM STK          OPTIONS - PUTS   0195120NF      6003  275000  SH    PUT    SOLE      0     275000    0    0
AMC ENTMT INC COM                    COMMON STOCK       1669100     11386 1730834  SH           SOLE      0    1230834    0    0
ASCENTIAL SOFTWARE CORP COM          COMMON STOCK     04362P108      1200  500000  SH           SOLE      0     500000    0    0
AT&T CORP                            COMMON STOCK       1957505      2025   77548  SH           SOLE      0      77548    0    0
AT&T WIRELESS SERVICES INC           COMMON STOCK     00209A106       705  124774  SH           SOLE      0     124774    0    0
BELO CORPORATION COM STK             COMMON STOCK      80555105      6417  291600  SH           SOLE      0     273500    0    0
BLOCKBUSTER INC CLASS A COM SK       OPTIONS - CALLS  0936790AC      1225  100000  SH   CALL    SOLE      0     100000    0    0
CABLEVISION NY GROUP CLASS A         COMMON STOCK     12686C109      9337  557774  SH           SOLE      0     557774    0    0
CISCO SYS INC COM                    COMMON STOCK     17275R102      3537  270000  SH           SOLE      0     270000    0    0
CITIGROUP INC COM STK                COMMON STOCK     172967101      4575  130000  SH           SOLE      0     130000    0    0
CITRIX SYSTEMS INC COM               COMMON STOCK     177376100      7145  580000  SH           SOLE      0     563500    0    0
CLEAR CHANNEL COMMUNICATIONS I       COMMON STOCK     184502102     11157  299200  SH           SOLE      0     281200    0    0
COMCAST CORP CL A                    COMMON STOCK     20030N101      9437  400433  SH           SOLE      0     395433    0    0
COMCAST CORP SPL A COM               COMMON STOCK     20030N200      2722  120500  SH           SOLE      0     120500    0    0
DOUBLECLICK INC COM                  COMMON STOCK     258609304       849  150000  SH           SOLE      0     150000    0    0
DUN & BRADSTREET NEW                 COMMON STOCK     26483E100      3482  100950  SH           SOLE      0      91900    0    0
EBAY INC COM STK                     COMMON STOCK     278642103      3391   50000  SH           SOLE      0      50000    0    0
ESPEED INC COM STK                   COMMON STOCK     296643109       169   10000  SH           SOLE      0      10000    0    0
FIRST DATA CORP COM                  COMMON STOCK     319963104      7107  200700  SH           SOLE      0     182200    0    0
FOX ENTERTAINMENT GROUP INC CL       COMMON STOCK     35138T107      1089   42000  SH           SOLE      0      32000    0    0
GANNETT INC COM                      COMMON STOCK     364730101      2887   40200  SH           SOLE      0      34200    0    0
GAP INC COM                          COMMON STOCK     364760108      1707  110000  SH           SOLE      0     110000    0    0
GENERAL MTRS CORP COM                OPTIONS - PUTS   3704420RZ     11058  300000  SH    PUT    SOLE      0     300000    0    0
GENESIS MICROCHIP INC  DE COM        COMMON STOCK     37184C103      2610  200000  SH           SOLE      0     200000    0    0
GETTY IMAGES INC COM STK             COMMON STOCK     374276103       382   12500  SH           SOLE      0      12500    0    0
GRAY TELEVISION INC COM              COMMON STOCK     389375106     23636 2424242  SH           SOLE      0    2424242    0    0
HEARST-ARGYLE TELEVISION INC         COMMON STOCK     422317107      1861   78900  SH           SOLE      0      71400    0    0
HEIDRICK & STRUGGLES INTL            COMMON STOCK     422819102      1467  100000  SH           SOLE      0     100000    0    0
INTEL CORP COM                       COMMON STOCK     458140100      3470  222900  SH           SOLE      0     217800    0    0
ISHARES RUSSELL 2000 INDEX GRO       US ETF'S - USTR  464287648      7970  200000  SH           SOLE      0     200000    0    0
KERZNER INTL LTD                     COMMON STOCK     P6065Y107     20925 1042075  SH           SOLE      0     977425    0    0
KOHL'S CORP COM                      OPTIONS - PUTS   5002550ML      2798   50000  SH    PUT    SOLE      0      50000    0    0
LAWSON SOFTWARE INC Com              COMMON STOCK     520780107       345   60000  SH           SOLE      0      60000    0    0
LEE ENTERPRISES INC COM              COMMON STOCK     523768109      5085  151700  SH           SOLE      0     140200    0    0
LIBERTY MEDIA CORP N EW              COMMON STOCK     530718204     15930 1734396  SH           SOLE      0    1708836    0    0
LIBERTY MEDIA CORP NEW               COMMON STOCK     530718105      3617  395997  SH           SOLE      0     385997    0    0
LOWE'S COS INC COM                   COMMON STOCK     548661107      2813   75000  SH           SOLE      0      75000    0    0
MARVEL ENTERPRISES INC               COMMON STOCK     57383M108      2425  270000  SH           SOLE      0     270000    0    0
MICRON TECHNOLOGY INC COM            COMMON STOCK     595112103       341   35000  SH           SOLE      0      35000    0    0
MICROSOFT CORP COM                   COMMON STOCK     594918104      1448   28000  SH           SOLE      0      28000    0    0
MIDWAY GAMES INC COM                 COMMON STOCK     598148104       300   71863  SH           SOLE      0      71863    0    0
MILLBROOK PRESS INC COM              COMMON STOCK     600179105       105   60000  SH           SOLE      0      60000    0    0
NASDAQ-100 SHARES COM US ETFS        US ETF'S - USTR  631100104       512   21000  SH           SOLE      0      21000    0    0
NETSCREEN TECHNOLOGI ES INC          COMMON STOCK     64117V107      1684  100000  SH           SOLE      0     100000    0    0
OVERSTOCK.COM                        COMMON STOCK     690370101       845   65000  SH           SOLE      0      65000    0    0
PANAMSAT CORP COM                    COMMON STOCK     697933109      2416  165000  SH           SOLE      0     165000    0    0
PRECISE SOFTWARE SOLUTIONS           COMMON STOCK     M41450103      4128  250000  SH           SOLE      0     250000    0    0
PRIMEDIA INC COM STK                 COMMON STOCK     74157K101      1195  580300  SH           SOLE      0     580300    0    0
REGAL ENTMT GRP                      COMMON STOCK     758766109      1929   89200  SH           SOLE      0      82200    0    0
S & P DEPOSITORY RECEIPTS TR U       US ETF'S - USTR  78462F103     33086  375000  SH           SOLE      0     375000    0    0
S&P MD 400 GRWTH US ETFS             US ETF'S - USTR  464287606     50298  550000  SH           SOLE      0     550000    0    0
SCRIPPS CO (E.W.) CL A NEW           COMMON STOCK     811054204      3463   45000  SH           SOLE      0      45000    0    0
SILICON LABORATORIES INC COM S       OPTIONS - PUTS   8269190MF      1908  100000  SH    PUT    SOLE      0     100000    0    0
SOFTWARE HLDRS COM STK US ETFS       HOLDERS US ETF'S 83404B103      4318  160000  SH           SOLE      0     160000    0    0
SPANISH BROADCASTING SYS, INC        COMMON STOCK     846425882       234   32500  SH           SOLE      0      32500    0    0
SUREBEAM CORP CL-A COM               COMMON STOCK     86866R102       970  240000  SH           SOLE      0     240000    0    0
SUREBEAM CORP CL-A COM               OPTIONS - PUTS   86866R0MB       970  240000  SH    PUT    SOLE      0     240000    0    0
TEXAS INSTRUMENTS IN C USD1 CO       COMMON STOCK     882508104       484   32000  SH           SOLE      0      22000    0    0
TRIBUNE CO NEW COM                   COMMON STOCK     896047107      3410   75000  SH           SOLE      0      75000    0    0
TRUMP HOTELS & CASINOS RESORTS       COMMON STOCK     898168109       260  100000  SH           SOLE      0     100000    0    0
UNV PHOENIX ONL                      COMMON STOCK      37604204      9588  267500  SH           SOLE      0     251634    0    0
VIACOM INC CL B COM                  COMMON STOCK     925524308     18918  463350  SH           SOLE      0     438800    0    0
VODAFONE GROUP PLC ADR               ADRS STOCKS      92857W100     10228  744310  SH           SOLE      0     544310    0    0
WESTERN DIGITAL CORP COM             COMMON STOCK     958102105       230   36000  SH           SOLE      0      36000    0    0
WESTWOOD ONE INC COM                 COMMON STOCK     961815107      1734   46400  SH           SOLE      0      34400    0    0
WMS INDS INC COM                     COMMON STOCK     929297109       899   60000  SH           SOLE      0      60000    0    0
XILINX INC COM                       COMMON STOCK     983919101       309   15000  SH           SOLE      0      15000    0    0

71200.0000 #384731